Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

As of December 31, 2024, and December 31, 2025, balances with related parties consisted of the following:

	December 31, 2024	December 31, 2025
Assets:
Due from Castor Ships (a) – current	$1,407,506	$10,682,592
Due from Castor Ships (a) – non-current	3,504,667	2,893,839
Due from Pavimar (b) – current	1,405,049	—
Investment in Toro (c) – non-current	117,560,467	117,521,579
Due from related parties (MPC Capital) (h) - current	3,581,070	2,472,917

Liabilities:
Due to Toro (d) – current	687,500	1,069,444
Current portion of long‐term debt, related party, net (Toro) (f)	9,970,623	—
Long‐term debt, related party, net (Toro) (f)	89,921,162	—
Accrued interest (f)- current	364,205	—
Due to related parties (MPC Capital) (h) - current	$201,521	$37,162

(a)     Castor Ships:

Effective July 1, 2022, the Company and each of the Company’s vessel owning subsidiaries entered, by mutual consent, into an amended and restated master management agreement with Castor Ships (as amended or supplemented from time to time, the “Amended and Restated Master Management Agreement”), appointing Castor Ships as commercial and technical manager for the Company’s vessels. Pursuant to the Amended and Restated Master Management Agreement, Castor Ships manages the Company’s overall business and provides the Company’s vessel owning subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters. Castor Ships is generally not liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships is in no circumstances responsible for the actions of the crew of the Company’s vessels. The Company has also agreed to indemnify Castor Ships in certain circumstances. Under the terms of the Amended and Restated Master Management Agreement, the Company’s ship-owning subsidiaries have also entered into separate management agreements appointing Castor Ships as commercial and technical manager of their vessels (collectively, the “Ship Management Agreements”).

Until June 30, 2024, in exchange for these services, Castor Ships charged and collected (i) a flat quarterly management fee for the management and administration of its business (the “Flat Management Fee”), (ii) a daily management fee per containership and dry bulk vessel, and, a daily management fee per tanker vessel (of $975 until March 6, 2023) (collectively, the “Ship Management Fees”) for the provision of ship management services provided under the Ship Management Agreements, (iii) a commission of 1.25% on all gross income received from the operation of its vessels, and (iv) a commission of 1% on each consummated vessel sale and purchase transaction.

In addition, certain of the Company’s vessels were historically subject to co-management arrangements with Pavimar S.A. (“Pavimar”), as further described below. Until the termination of the ship management agreements between the Company and Pavimar, Pavimar was paid directly by the dry bulk vessel owning subsidiaries its previously agreed proportionate daily management fee of $600 per vessel and Castor Ships was paid the residual amount of $325 (before the inflation adjustment) or $386, effective July 1, 2023, or $417, effective July 1, 2024. As of December 31, 2025, all ship management agreements between the Company and Pavimar have been terminated.

Effective July 1, 2024, in lieu of the previously applicable commission structure and in addition to the Ship Management Fees and Flat Management Fee, Castor Ships charged and collected (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s ship-owning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, and (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel or (b) the shares of a ship-owning entity owning vessel(s) or (c) shares and/or other securities with an aggregate purchase or sale value, as the case may be, of an amount equal to, or in excess of, $10,000,000 issued by an entity engaged in the maritime industry.

Effective July 1, 2025, in lieu of the previously applicable commission structure and in addition to the Ship Management Fees and Flat Management Fee, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s ship-owning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel (secondhand or newbuilt), or (b) the shares of a ship-owning entity owning vessel(s), or (c) shares and/or other securities (including equity, debt and loan instruments), and (iii) a capital raising commission at the rate of 1% on all gross proceeds of each capital raising transaction completed by the Company including, without limitation, any equity, debt or loan transactions, operating leasing transactions, stand-alone derivative and/or swap agreements, other financing arrangements of a similar nature or any refinancing or restructuring thereof. Castor Ships may also be reimbursed for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to the Company’s vessels.

Under the terms of the Amended and Restated Master Management Agreement, the Ship Management Fees and Flat Management Fee are adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date.  As a result of the inflation adjustments, (i) effective July 1, 2023, the daily Ship Management Fees increased from $925 per vessel to $986 per vessel and the quarterly Flat Management Fee increased from $0.75 million to $0.8 million, (ii) effective July 1, 2024, the daily Ship Management Fees increased to $1,017 per vessel and the quarterly Flat Management Fee to $0.82 million, and (iii) effective July 1, 2025, the daily Ship Management Fees increased to $1,044 per vessel and the quarterly Flat Management Fee to $0.85 million.

The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Amended and Restated Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of its provisions by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships is entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under the Ship Management Agreements.
Castor Ships may choose to subcontract some of its provided services to other parties at its discretion. Castor Ships pays, at its own expense, the third-party management companies a fee for such services, without burdening the Company with any additional cost. In late January 2023, Castor Ships subcontracted the technical management of the Company’s containerships, M/V Ariana A and M/V Gabriela A, from Pavimar to a third-party ship management company.

As of December 31, 2024, Castor Ships (i) had subcontracted to a third-party ship management company the technical management of the Company’s containerships, except for M/V Raphaela and (ii) was co-managing with Pavimar the Company’s dry bulk vessels except the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 (the date of her delivery to the Company) and December 18, 2024, respectively.

As of December 31, 2025, Castor Ships performs exclusively the commercial and technical management of the Company’s entire fleet, while certain aspects of the management of a number of the Company’s vessels are subcontracted to related or third-party managers.

During the years ended December 31, 2023, 2024, and 2025, Castor Ships charged and collected the following fees and commissions: (i) management fees amounting to $2,660,797, $2,585,002 and $3,375,207, respectively, (ii) charter hire commissions amounting to $1,274,384, $1,170,615 and $1,566,628, respectively, (iii) sale and purchase commissions of $664,000 (due to the sale of three Panamax vessels and two Kamsarmax vessels in 2023) which are included in ‘Net gain / (loss) on sale of vessels’, $1,831,400 (due to the sale of four Panamax vessels, two Kamsarmax vessels and one Capesize vessel and the acquisitions of the M/V Magic Celeste, M/V Magic Ariel and M/V Raphaela (Note 7) in 2024)  which are included in ‘Net gain / (loss) on sale of vessels’ and ‘Vessels, net’ in the accompanying consolidated balance sheet and $473,000 (due to the sale of two Panamax vessels and two Container vessels in 2025), which are included in ‘Net gain / (loss) on sale of vessels’ and ‘Loss on vessels held for sale’ in the accompanying consolidated statements of comprehensive income,  and (iv) in 2024, sale and purchase brokerage commissions of $1,919,773 due to the acquisition of the MPC Capital and $417,623 for other listed equity securities, which are included in ‘General and Administrative expenses’ and in ‘Interest and Finance costs’, respectively, and, in 2025, sale and purchase brokerage commissions of $1,003,624 for other listed equity securities and $646,400 for the agreement with Alpha Bank (Note 12) and the sale and leaseback transaction (Note 12) which are included in ‘Interest and Finance costs’ and in ‘Deferred Loan Fees”, respectively.

Moreover, during the years ended December 31, 2023, 2024, and 2025, the flat management fees amounted to $3,099,000, $3,247,570 and $3,340,334, respectively, and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive income.

The Ship Management Agreements also provide for an advance funding equal to two months of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable if a vessel is no longer under Castor Ship’s management. As of December 31, 2024, such advances amounted to $3,504,667 and $761,998, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $761,998 is in relation to the M/V Ariana A and M/V Gabriela A which have been classified as held for sale (Note 7(c)). As of December 31, 2025, such advances amounted to $2,893,839 and $1,372,826, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $1,372,826 is in relation to the M/V Ariana A, M/V Gabriela A, M/V Magic Callisto and M/V Magic Eclipse that were sold on January 22, 2025, May 7, 2025, April 28, 2025 and March 24, 2025, respectively.

In connection with the subcontracting services rendered by the third-party/related party ship-management companies, the Company had, as of December 31, 2024, and December 31, 2025, aggregate working capital guarantee deposits due from Castor Ships of $22,958 and $1,714,772 respectively, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheets.

As of December 31, 2024 and December 31, 2025, net amounts of $1,083,025 and $5,987,559 were due from Castor Ships in relation to advances for operating expenses/drydock payments made by the Company to Castor Ships.

Further, as of December 31, 2024, and December 31, 2025, amounts of $(460,475) and $1,607,435, respectively, were due (to)/from Castor Ships, respectively, in connection with the services covered by the Amended Castor Ships Management Agreements. As a result, as of December 31, 2024 and December 31, 2025, net amounts of $1,407,506 and $10,682,592 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying consolidated balance sheets.

 (b)     Pavimar:

With effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar provided, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries (except the subsidiaries that own the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 (the date of their delivery to the Company) and December 18, 2024, respectively) with the same range of technical management services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for the previously agreed daily management fee of $600 per vessel. Pavimar also performed the technical management of containerships as sub-manager for Castor Ships from their date of acquisition up to January 2023.

As of December 31, 2025, all ship management agreements between the Company and Pavimar have been terminated. During the years ended December 31, 2023, 2024 and 2025, management fees paid to Pavimar amounted to $4,506,600, $2,223,600 and $646,800, respectively.

Pavimar made payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2024, and December 31, 2025, net amounts of $1,592,049 and $0 were due from Pavimar, respectively, in relation to advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2024, and December 31, 2025, amounts of $187,000 and $0 were due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2024, and December 31, 2025, net amounts of $1,405,049 and $0 were due from Pavimar, respectively, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheets.

(c)     Investment in related party:

As discussed in Note 1, as part of the Spin-Off, Castor received 140,000 Series A Preferred Shares, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common shares at the Company’s option commencing upon the fourth anniversary of the issue date (following amendment on December 23, 2025, as discussed below) until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the Distribution Date, and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As there was no observable market for the Series A Preferred Shares, these were initially recognized at $117,222,135, being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant unobservable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52

As of December 31, 2024 and December 31, 2025, the aggregate value of investments in Toro amounted to $117,560,467 and $117,521,579, including $338,332 and $299,444 of accrued dividends, respectively, and are separately presented as ‘Investment in related party’ in the accompanying consolidated balance sheets. As of December 31, 2025, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the years ended December 31, 2023, 2024 and 2025, dividend income derived from the Company’s investment in Toro amounted to $1,166,667, $1,423,332 and $1,361,122 respectively and is presented in ‘Dividend income from related party’ in the accompanying consolidated statements of comprehensive income.

In each of the years ended December 31, 2024 and 2025, the Company received dividends of $1,400,000 from its investment in Toro.

Following the successful completion of the Spin-Off, Toro reimbursed Castor $2,694,647 for expenses related to the Spin-Off that had been incurred by Castor.

(d)     Issuance of Series D Preferred shares to Toro:

On August 7, 2023, the Company issued 50,000 5.00% Series D fixed rate cumulative perpetual convertible preferred shares (the “Series D Preferred Shares”) to Toro in exchange for $50,000,000 in cash and on December 12, 2024, the Company issued an additional 50,000 Series D Preferred Shares to Toro in exchange for $50,000,000 in cash, as referenced in Note 15. The amounts of accrued dividend on the Series D Preferred Shares due to Toro as of December 31, 2024, and as of December 31, 2025 were $687,500 and $1,069,444 respectively, and are presented in ‘Due to related parties, current’ in the accompanying consolidated balance sheets.

(e)     Issuance and Full Redemption of Series E Preferred shares to Toro:

On September 29, 2025, the Company agreed to issue 60,000 Series E Cumulative Perpetual Convertible Preferred Shares (the “Series E Preferred Shares”) having a stated amount of $1,000 each to Toro for a total consideration of $60.0 million in cash. The distribution rate of the Series E Preferred Shares was 8.75% per annum , paid quarterly, and were convertible into common shares of Castor from the first anniversary of their issue date at a conversion price equal to the 5-day value weighted average price immediately preceding the conversion, subject to a minimum conversion price of $0.30. The Company had the option to redeem the Series E Preferred Shares, in whole or in part, at any time, on or after October 30, 2025, for a cash consideration equal to 100% of the stated amount plus any accrued and unpaid distributions up until that date. This transaction and its terms were approved by the board of directors of Castor and Toro at the recommendation of their respective special committees of disinterested and independent directors who negotiated the transaction.

On October 13, 2025, Castor and Toro agreed to the full redemption of the Series E Preferred Shares for a cash consideration equal to the stated amount of the Series E Preferred Shares plus 0.523% thereof, including accrued and unpaid distributions. Following the full redemption, such Series E Preferred Shares were cancelled and are no longer outstanding. The foregoing full redemption of the Series E Preferred Shares and its terms were approved by the board of directors of Castor and Toro at the recommendation of their respective special committees of disinterested and independent directors who negotiated the redemption.

(f)     Long-term debt, related party

On December 11, 2024, Castor entered into a facility agreement with Toro to receive a $100.0 million senior term loan facility from Toro (the “Term Loan”) which was drawn down on the same date. The Term Loan had a tenor of 5 years, bore interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, was guaranteed by ten wholly-owned ship-owning subsidiaries of Castor and was payable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan was secured by first priority mortgages on and first priority general assignments covering insurance policies and requisition compensation over the ten vessels owned by wholly-owned subsidiaries of Castor. Pursuant to the terms of this facility, Castor was also subject to certain negative covenants customary for facilities of this type, which could be waived in Toro’s sole discretion.
	Year Ended
Loan facilities	December 31, 2024	December 31, 2025
$100 million senior term loan facility	100,000,000	—
Total long-term debt, related party	$100,000,000	$—
Less: Deferred financing costs	(108,215)	—
Total long-term debt, related party, net of deferred finance costs	$99,891,785	$—

Presented:
Current portion of long-term debt, related party	$10,000,000	$—
Less: Current portion of deferred finance costs	(29,377)	—
Current portion of long-term debt, related party, net of deferred finance costs	$9,970,623	$—

Non-Current portion of long-term debt, related party	$90,000,000	$—
Less: Non-Current portion of deferred finance costs	(78,838)	—
Non-Current portion of long-term debt, related party, net of deferred finance costs	$89,921,162	$—

On March 24, 2025, March 31, 2025 and on April 29, 2025, the Company performed partial prepayments to Toro related to the Term Loan amounting to $13,500,000, $34,000,000 and $14,000,000, respectively. The prepayment of $13,500,000 was made pursuant to the sale of M/V Magic Eclipse on March 24, 2025. The prepayment of $14,000,000 was made pursuant to the sale of M/V Magic Callisto on April 28, 2025. On May 5, 2025, the Company prepaid the amount of $36,000,000 remaining outstanding at that date. As of December 31, 2025, the Term Loan has been fully repaid.

The above transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.

The average interest rate on the Company’s related party long-term debt for the years ended December 31, 2024 and 2025, was 6.24% and 6.13% (for the period that the Term Loan was outstanding), respectively.

Total interest incurred on related party long-term debt for the years ended December 31, 2023, 2024 and 2025, amounted to $0, $364,205 and $1,771,836 respectively, and is included in Interest and finance costs’ (Note 24) in the accompanying consolidated statements of comprehensive income.

(g)     Vessel Acquisitions/Disposals:

On December 21, 2023, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Venus for a gross sale price of $17.5 million. The vessel was delivered to its new owner on May 10, 2024.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nova for a gross sale price of $16.1 million. The vessel was delivered to its new owners on March 11, 2024.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Horizon for a gross sale price of $15.8 million. The vessel was delivered to its new owners on May 28, 2024.

On February 15, 2024, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nebula for a gross sale price of $16.2 million. The vessel was delivered to its new owners on April 18, 2024. During the year ended December 31, 2024, the Company agreed to pay a brokerage commission of $324,000 on the sale of M/V Magic Nebula to a company related to the buyer of the vessel. Such amount is included in ‘Net gain / (loss) on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

On March 6, 2025, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Eclipse for a gross sale price of $13.5 million. The vessel was delivered to its new owners on March 24, 2025.

On March 11, 2025, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Callisto for a gross sale price of $14.5 million. The vessel was delivered to its new owners on April 28, 2025.

The terms of all the above acquisitions / sales were each negotiated and approved by a special committee of the Company’s disinterested and independent directors.

(h)     MPC Capital related parties

A significant part of the Company’s asset management segment revenues, including management fees, transaction fees and other revenues, are earned from entities that the Company manages or holds equity investments in and that meet the definition of a related party in accordance with ASC 850-10-20. These entities are related parties of the Company.

Revenues from services with related parties	Year ended December 31, 2024 (1)	Year ended December 31, 2025
MPC Container Ships ASA	$273,785	$8,017,219
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	—	900,062
MPC Energy Solutions NV	68,765	686,920
MPC Caribbean Clean Energy Limited	39,228	948,938
Other	—	211,514
Total	$381,778	$10,764,653

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.

Further, for the year ended December 31, 2024, a one-time compensation of $2.6 million, which is included in ‘General and Administrative expenses’ in the accompanying consolidated statements of comprehensive income, was payable to certain officers of a subsidiary related to a business combination. This amount was paid in February 2025.

During the years ended December 31, 2024 and 2025, material related party relationships, include the following:

MPC Container Ships ASA

MPC Capital holds approximately 13.7% of the shares in MPC Container Ships ASA (“MPCC”), indirectly through MPC CSI GmbH, Hamburg. Moreover, Castor’s subsidiary, MPCC CSI LTD., a company affiliated with MPC Capital, acquired during the year ended December 31, 2025, 3.44% shares in MPCC (Note 11). MPCC is an equity method investment of the Company and, together with its subsidiaries, is considered a related party of the Company. The Company provides corporate management and commercial ship management services to MPCC and its subsidiaries.

The outstanding amounts for MPCC exclusively relate to receivables for services rendered and amounted to $202,274 and $333,063 as of December 31, 2024 and 2025, respectively, included in ‘Due from related parties’ in the accompanying consolidated balance sheet.

Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG

MPC Capital holds 50% of the shares in Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG, Hamburg. Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG provides technical ship management, is a joint venture of the Company and, together with its subsidiaries, is considered a related party of the Company.

The outstanding amounts due from Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG relate to financing provided by MPC Capital in the amounts of $0 and $1,764,465 as of December 31, 2024 and 2025, respectively, and other receivables in the amounts of $0 and $9,506 as of December 31, 2024 and 2025, respectively, included in ‘Due from related parties’ in the accompanying consolidated balance sheet.

MPC Energy Solutions NV

MPC Capital holds around 20.5% of the shares in MPC Energy Solutions NV as of December 31, 2025. MPC Energy Solutions NV is an equity method investment of the Company and, together with its subsidiaries, is considered a related party of the Company. The Company provides corporate management and asset management services to MPC Energy Solutions NV and its subsidiaries.

The outstanding amounts from service performed for MPC Energy Solutions NV and its subsidiaries, included in ‘Due from related parties’ in the accompanying consolidated balance sheets, amount to $777,997 and $73,521 as of December 31, 2024 and 2025, respectively.

MPC Caribbean Clean Energy Limited

MPC Capital holds around 22.2% of the shares in MPC Caribbean Clean Energy Limited as of December 31, 2025. MPC Caribbean Clean Energy Limited is an equity method investment of the Company and, together with its subsidiaries, is considered a related party of the Company. The Company acts as a fund manager to MPC Caribbean Clean Energy Limited and its subsidiaries.

The outstanding amounts from services performed for MPC Caribbean Clean Energy Limited and its subsidiaries, included in ‘Due from related parties’ in the accompanying consolidated balance sheet, amount to $523,304 and $48,219 as of December 31, 2024 and 2025, respectively.